Schedule of changes in right-of-use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets, beginning balance	$ 2,848,400	$ 733,413
Office lease additions cost		162,226
Office lease additions - cost, mergers and acquisitions	775,392	2,392,984
Depreciation	(729,573)	(377,145)
Effect of movement in exchange rates	(8,557)	(63,078)
Right-of-use assets, ending balance	$ 2,885,662	$ 2,848,400